Fair Value Measurement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 9,484	$ 4,068
Derivatives designated as hedging instrument	314	276
Pension liability, net	(4,076)	(2,247)
Total assets (liabilities)	5,722	2,097
Derivatives designated as hedging instrment, tax effect	114	257
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	9,484	4,068
Derivatives designated as hedging instrument
Pension liability, net
Total assets (liabilities)	9,484	4,068
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities
Derivatives designated as hedging instrument	314	276
Pension liability, net
Total assets (liabilities)	314	276
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities
Derivatives designated as hedging instrument
Pension liability, net	(4,076)	(2,247)
Total assets (liabilities)	$ (4,076)	$ (2,247)